Stock Options (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contractual life	2 years 10 months 2 days	3 years 9 months 7 days
Stock-based compensation expense		$ 877,629	$ 118,202
Unrecognized compensation expenses
2022 long term incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares issued and outstanding percentage	10.00%